March 22, 2000


                          DREYFUS DEBT AND EQUITY FUNDS
                         Dreyfus Premier Core Bond Fund
                           Dreyfus Equity Income Fund
                   Dreyfus Premier High Yield Securities Fund
                Dreyfus Premier High Yield Debt Plus Equity Fund
                    Dreyfus Premier Real Estate Mortgage Fund
                       Dreyfus Short Term High Yield Fund


                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                      DATED
                                  MARCH 1, 2000


         THE FOLLOWING INFORMATION REPLACES ALL CONTRARY INFORMATION CONTAINED IN THE SECTIONS OF THE STATEMENT OF ADDITIONAL INFORMATION ENTITLED "DESCRIPTION OF THE COMPANY AND THE FUNDS", "MANAGEMENT OF THE COMPANY," AND "MANAGEMENT ARRANGEMENTS":

         Effective March 22, 2000, Dreyfus Service Corporation ("DSC") became the distributor to the Fund. DSC is located at 200 Park Avenue, New York, NY 10166.

         THE FOLLOWING INFORMATION REPLACES THE INFORMATION CONTAINED IN THE SECTION OF THE STATEMENT OF ADDITIONAL INFORMATION ENTITLED "MANAGEMENT OF THE COMPANY - OFFICERS OF THE COMPANY":

     Stephen E. Canter, President. President, Chief Operating Officer, and Chief
          Investment Officer of the Manager, and an officer of other investment companies advised and administered by the Manager. Mr. Canter also is a Director or an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 54 years old.

     Joseph Connolly, Vice President and Treasurer. Director - Mutual Fund
          Accounting of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 42 years old.

     Mark N. Jacobs, Vice President. Vice President and General Counsel to the
          Manager, and an officer of other investment companies advised and administered by the Manager. He is 53 years old.





                                                                           -2-

     John B. Hammalian, Secretary. Associate General Counsel of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 36 years old.

     Steven F. Newman, Assistant Secretary. Associate General Counsel of the
          Manager, and an officer of other investment companies advised and administered by the Manager. He is 50 years old.

          Michael A. Rosenberg, Assistant Secretary. Associate General Counsel of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 40 years old.

          William McDowell, Assistant Treasurer. Senior Accounting Manager -
               Taxable Fixed Income of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 41 years old.

          James Windels, Assistant Treasurer. Senior treasury Manager of the
               Manager, and an officer of other investment companies advised and administered by the Manager. He is 41 years old.

         The address of each Fund officer is 200 Park Avenue, New York, NY
10166.

         THE FOLLOWING INFORMATION PERTAINS TO DREYFUS PREMIER CORE BOND FUND, DREYFUS PREMIER HIGH YIELD SECURITIES FUND, DREYFUS PREMIER HIGH YIELD DEPT PLUS EQUITY FUND AND DREYFUS PREMIER REAL ESTATE MORTGAGE FUND, ONLY.

         THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION CONTAINED IN THE SECTION OF THE STATEMENT OF ADDITIONAL INFORMATION ENTITLED "MANAGEMENT ARRANGEMENTS - DISTRIBUTOR":

         Disclosure of the amounts retained by "the distributor" on the sale of shares of the Fund refers to amounts retained by Premier Mutual Fund Services, Inc. ("Premier"), the Fund's distributor prior to March 16, 2000. No information is provided for Dreyfus Service Corporation, as it was not the Fund's distributor as of the Fund's last fiscal year end.


                                       -3-



         Also, the fifth paragraph of this section hereby is deleted in its entirety and replaced with the following:

                  "DSC makes commission payments to Service Agents in connection with the sale of Fund shares, and receives CDSC amounts and Distribution Plan fees to defray these expenses."
                            ------------------------

         The clause "Pursuant to an agreement with the Distributor" hereby is deleted in the following sections of the SAI; (i) the last sentence of the fourth paragraph of the section of the SAI entitled "How to Buy Shares- Class A Shares"; (ii) the fourth sentence of the first paragraph of the section entitled "How to Buy Shares - Class B Shares"; (iii) the third sentence of the second paragraph of the section entitled "How to Buy Shares- Class T Shares"; (iv) the last sentence of the third paragraph of the section entitled "How to Redeem Shares - Contingent Deferred Sales Charge--Class B Shares", and (v) the last sentence of the section entitled "How to Redeem Shares - Contingent Deferred Sales Charge--Class C Shares."